Segment Information - Revenues and Adjusted EBITDA by Segment (Parenthetical) (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [abstract]
Acquired deferred revenue	$ 2	$ 4	$ 6	$ 13